SUPPLEMENT TO THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE

INSURANCE POLICY

PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY

IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL A

VARIABLE ANNUITY CONTRACTS

THE UNITED STATES LIFE INSURANCE COMPANY

IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL VL-R

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Effective on or about September 14, 2021, the principal executive office and home office address of The United States Life Insurance Company in the City of New York (“US Life”) will be changed to 28 Liberty Street, Floor 45, New York, NY 10005-1400. All references in the prospectus to the US Life address are hereby replaced accordingly.

Effective on May 14, 2021, the principal executive office and home office address of American Home Assurance Company (“American Home”) was changed to 1271 Avenue of the Americas, FL37, New York, NY 10020-1304. All references in the prospectus to the American Home address are hereby replaced accordingly.

Dated: September 14, 2021

Please keep this Supplement with your Prospectus.